Subsequent events	6 Months Ended
Jun. 30, 2020
Text block1 [abstract]
Subsequent events
Note 17 Subsequent events
- On July 9 and July 15, 2020, Cellectis obtained a €18.5 million (or $21 million) loan from a bank syndicate formed with HSBC, Société Générale, Banque Palatine and Bpifrance in the form of a state-guaranteed loan (Prêt Garanti par l’Etat) (the “PGE“). Initiated by the French Government to support companies during the
COVID-19
crisis, the PGE is a bank loan with a fixed interest rate ranging from 0.25% and 2.35%. After an initial interest-only term of one year, the loan can be amortized over up to five years at the option of the Company. The French government guarantees 90% of the borrowed amount.
- During the third quarter of 2020, Calyxt determined to refocus its commercial efforts with respect to its soybean product on the sale of seed for its customers’ own soybean processing businesses.
Calyxt’s broader business model comprises three
go-to-market
strategies:

•
TALEN
®
Licensing Arrangements: Through licensing agreements with third parties with respect to our technology, including our TALEN
®
technology, for negotiated upfront and annual fees and potential royalties upon commercial sale of products.

•
Trait and Product Licensing Arrangements: through licensing agreements with downstream partners with respect to Calyxt-developed traits or products for negotiated upfront and milestone payments and potential royalties upon commercial sale of products.

•	Seed Sale Arrangements: Through purchase agreements for the direct sale of seed with such sales expected to generate revenue for Calyxt.

This streamlined business model with differentiated
go-to-market
strategies provides a capital efficient, lower-cost, and highly-scalable approach. Taking rate, anticipated expense reduction efforts, and its expectations regarding an effective advancement of its go-to-market
soybean strategy and anticipated cash receipts from its product development efforts with partners, Calyxt estimates that its cash, cash equivalents, short-term investments, and restricted cash as of June 30, 2020 would enable Calyxt to fund its operations for at least the next twelve months and into 2022.